LEASES (Details) - Lessee, Operating Lease, Liability, Maturity - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Operating Lease, Liability, Maturity [Abstract]
2020	$ 18,239	$ 24,161
2021	24,886	24,886
2022	25,633	25,633
2023	26,402	26,402
2024	8,886	8,886
2025 and beyond	0	0
Total future minimum lease payments	104,046	109,968
Less: Interest	6,350	7,109
Total operating lease liabilities	97,696	102,859
Current operating lease liability	21,704	21,365	$ 0
Long-term operating lease liability	$ 75,992	$ 81,494	$ 0